Segment information - Product Sales (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) customer	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($) customer
Disclosure of geographical location
Product Sales	$ 43,789	$ 42,998	$ 36,541
Number of transactions with wholesaler | customer	1	1	1
UK
Disclosure of geographical location
Product Sales	$ 978	$ 996	$ 1,206
Rest of Europe
Disclosure of geographical location
Product Sales	8,201	7,503	6,792
The Americas
Disclosure of geographical location
Product Sales	20,855	20,126	14,893
Asia, Africa And Australasia
Disclosure of geographical location
Product Sales	13,755	14,373	13,650
Customer one
Disclosure of geographical location
Product Sales	$ 6,513	$ 5,387	$ 4,862